Document and Entity Information Document	Jul. 22, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 22, 2020
Entity Registrant Name	AGROFRESH SOLUTIONS, INC.
Entity Central Index Key	0001592016
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36316
Entity Tax Identification Number	46-4007249
Entity Address, Address Line One	One Washington Square
Entity Address, Address Line Two	510-530 Walnut Street, Suite 1350
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19106
City Area Code	267
Local Phone Number	317-9139
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false